Consolidated Balance Sheet (unaudited) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property, plant & equipment	$ 4,612	$ 4,389
Right-of-use assets	463	449
Goodwill	9,181	8,946
Intangible assets other than goodwill	9,195	8,587
Deferred tax assets	470	421
Financial assets	763	652
Other non-current assets	397	594
Total non-current assets	25,081	24,038
Current assets
Inventories	2,394	2,268
Trade receivables	1,992	1,736
Income tax receivables	23	23
Cash and cash equivalents	1,408	1,676
Time deposits	0	153
Other current assets	489	453
Total current assets	6,306	6,309
Total assets	31,387	30,347
Equity
Share capital	20	20
Reserves	22,094	21,533
Equity attributable to shareholders of Alcon Inc.	22,114	21,553
Non-controlling interests	16	0
Total equity	22,130	21,553
Non-current liabilities
Financial debts	4,664	4,538
Lease liabilities	440	429
Deferred tax liabilities	857	724
Provisions & other non-current liabilities	872	825
Total non-current liabilities	6,833	6,516
Current liabilities
Trade payables	895	773
Financial debts	81	105
Lease liabilities	76	68
Current income tax liabilities	215	104
Provisions & other current liabilities	1,157	1,228
Total current liabilities	2,424	2,278
Total liabilities	9,257	8,794
Total equity and liabilities	$ 31,387	$ 30,347